Average Annual Total Returns	0 Months Ended
Jan. 01, 2012
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 years	1.41%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 years	5.84%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares
Average Annual Return:
1 year	5.93%
5 years	4.70%
10 years	3.00%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.53%
5 years	4.09%
10 years	2.36%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	3.99%
5 years	3.72%
10 years	2.22%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares | returns before taxes (without sales charge)
Average Annual Return:
1 year	12.41%
5 years	5.95%
10 years	3.61%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class B Shares
Average Annual Return:
1 year	6.58%
5 years	4.83%
10 years	2.98%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class C Shares
Average Annual Return:
1 year	10.58%
5 years	5.15%
10 years	2.98%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class R Shares
Average Annual Return:
1 year	12.34%
5 years	5.93%
10 years	3.61%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 years	1.41%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 years	5.84%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Class Z Shares
Average Annual Return:
1 year	12.70%
5 years	6.21%
10 years	3.85%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	12.21%
5 years	5.52%
10 years	3.14%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	8.42%
5 years	5.00%
10 years	2.93%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 year	4.63%
5 years	20.48%
10 years	14.16%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(1.59%)
5 years	8.18%
10 years	5.75%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class A Shares
Average Annual Return:
1 year	7.99%
5 years	18.12%
10 years	13.27%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	7.72%
5 years	17.94%
10 years	13.05%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.90%
5 years	16.05%
10 years	11.90%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class B Shares
Average Annual Return:
1 year	8.73%
5 years	18.43%
10 years	13.10%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class C Shares
Average Annual Return:
1 year	12.72%
5 years	18.63%
10 years	13.08%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 year	4.63%
5 years	20.48%
10 years	14.16%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(1.59%)
5 years	8.18%
10 years	5.75%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Class Z Shares
Average Annual Return:
1 year	14.84%
5 years	19.82%
10 years	14.53%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	14.53%
5 years	19.62%
10 years	14.25%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	10.42%
5 years	17.61%
10 years	13.04%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.38%
5 years	4.88%
10 years	3.12%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	25.48%
5 years	4.66%
10 years	6.54%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class A Shares
Average Annual Return:
1 year	22.10%
5 years	5.55%
10 years	2.31%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	22.10%
5 years	4.69%
10 years	1.78%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	14.36%
5 years	4.54%
10 years	1.82%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class B Shares
Average Annual Return:
1 year	23.58%
5 years	5.68%
10 years	2.29%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class C Shares
Average Annual Return:
1 year	27.61%
5 years	6.01%
10 years	2.31%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class I Shares
Average Annual Return:
1 year	29.94%
5 years	7.08%
10 years	3.17%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class R Shares
Average Annual Return:
1 year	29.23%
5 years	6.53%
10 years	2.79%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class T Shares
Average Annual Return:
1 year	22.06%
5 years	5.48%
10 years	2.30%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class W Shares
Average Annual Return:
1 year	29.58%
5 years	6.81%
10 years	2.92%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.38%
5 years	4.88%
10 years	3.12%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	25.48%
5 years	4.66%
10 years	6.54%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Average Annual Return:
1 year	29.97%
5 years	7.09%
10 years	3.18%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	29.97%
5 years	6.21%
10 years	2.64%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	19.48%
5 years	5.88%
10 years	2.58%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.38%
5 years	4.88%
10 years	3.12%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	25.48%
5 years	4.66%
10 years	6.54%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 year	29.84%
5 years	7.06%
10 years	3.17%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	29.84%
5 years	6.19%
10 years	2.63%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	19.40%
5 years	5.86%
10 years	2.57%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	3.14%
5 years	4.67%
10 years	4.93%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 year	(1.54%)
5 years	2.64%
10 years	3.63%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(1.57%)
5 years	2.63%
10 years	3.57%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.17%
5 years	2.78%
10 years	3.64%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 year	(1.95%)
5 years	2.55%
10 years	3.50%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 year	0.36%
5 years	2.90%
10 years	3.76%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	3.14%
5 years	4.67%
10 years	4.93%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 year	2.01%
5 years	3.57%
10 years	4.37%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	1.98%
5 years	3.57%
10 years	4.31%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	2.61%
5 years	3.63%
10 years	4.33%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.85%
5 years	4.47%
10 years	6.33%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	29.09%
5 years	5.30%
10 years	3.78%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class A Shares
Average Annual Return:
1 year	23.34%
5 years	6.41%
10 years	4.40%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	23.34%
5 years	5.36%
10 years	3.82%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	15.17%
5 years	5.23%
10 years	3.66%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class B Shares
Average Annual Return:
1 year	24.94%
5 years	6.56%
10 years	4.62%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class C Shares
Average Annual Return:
1 year	28.99%
5 years	6.87%
10 years	4.62%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class I Shares
Average Annual Return:
1 year	31.32%
5 years	7.97%
10 years	5.16%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class R Shares
Average Annual Return:
1 year	30.80%
5 years	7.66%
10 years	5.01%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.85%
5 years	4.47%
10 years	6.33%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	29.09%
5 years	5.30%
10 years	3.78%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Average Annual Return:
1 year	31.42%
5 years	7.99%
10 years	4.59%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	31.42%
5 years	6.92%
10 years	5.17%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	20.43%
5 years	6.60%
10 years	4.34%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.85%
5 years	4.47%
10 years	6.33%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	29.09%
5 years	5.30%
10 years	3.78%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Average Annual Return:
1 year	31.23%
5 years	7.95%
10 years	5.15%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	31.23%
5 years	6.88%
10 years	4.57%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	20.30%
5 years	6.56%
10 years	4.32%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	16.10%
5 years	2.59%
10 years	1.83%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class A Shares
Average Annual Return:
1 year	10.28%
5 years	2.86%
10 years	8.67%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	10.28%
5 years	2.13%
10 years	8.04%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	6.68%
5 years	2.42%
10 years	7.59%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class B Shares
Average Annual Return:
1 year	11.15%
5 years	2.99%
10 years	8.64%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class C Shares
Average Annual Return:
1 year	15.14%
5 years	3.32%
10 years	8.65%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class I Shares
Average Annual Return:
1 year	17.36%
5 years	4.36%
10 years	9.55%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class R Shares
Average Annual Return:
1 year	16.91%
5 years	4.07%
10 years	9.31%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class W Shares
Average Annual Return:
1 year	17.10%
5 years	4.10%
10 years	9.33%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	16.10%
5 years	2.59%
10 years	1.83%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Class Y Shares
Average Annual Return:
1 year	17.50%
5 years	4.40%
10 years	9.57%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	17.46%
5 years	3.61%
10 years	8.90%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	11.43%
5 years	3.75%
10 years	8.41%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	16.10%
5 years	2.59%
10 years	1.83%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Class Z Shares
Average Annual Return:
1 year	17.25%
5 years	4.34%
10 years	9.54%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	17.23%
5 years	3.56%
10 years	8.88%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	11.24%
5 years	3.70%
10 years	8.38%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Bank of America Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	18.78%
5 years	4.66%
10 years	(0.53%)
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class A Shares
Average Annual Return:
1 year	18.38%
5 years	3.11%
10 years	2.90%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	18.38%
5 years	2.91%
10 years	2.65%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	11.95%
5 years	2.62%
10 years	2.41%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class B Shares
Average Annual Return:
1 year	19.70%
5 years	3.24%
10 years	2.87%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class C Shares
Average Annual Return:
1 year	23.64%
5 years	3.58%
10 years	2.89%
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Bank of America Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	18.78%
5 years	4.66%
10 years	(0.53%)
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Class Z Shares
Average Annual Return:
1 year	25.93%
5 years	4.61%
10 years	3.76%
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.93%
5 years	4.40%
10 years	3.49%
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	16.85%
5 years	3.92%
10 years	3.16%